Risk Management - Disclosure of contractual maturity of financial assets and liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and balances at central banks	£ 224,634	£ 256,351	£ 238,574
Cash collateral and settlement balances	108,889	112,597
Loans and advances at amortised cost	342,747	353,292
Debt securities at amortised cost	56,749	45,487
Reverse repurchase agreements and other similar secured lending	2,594	776
Trading portfolio assets	174,605	133,813
Financial assets at fair value through the income statement	206,651	213,568
Derivative financial instruments	256,836	302,380
Financial assets at fair value through other comprehensive income	71,836	65,062
Other financial assets	2,197	1,656
Total financial assets	1,447,738	1,484,982
Other assets	29,749	28,717
Total assets	1,477,487	1,513,699	1,384,300
Liabilities
Deposits at amortised cost	538,789	545,782
Cash collateral and settlement balances	94,084	96,927
Repurchase agreements and other similar secured borrowing	41,601	27,052
Debt securities in issue	96,825	112,881
Subordinated liabilities	10,494	11,423	12,759
Trading portfolio liabilities	58,669	72,924
Financial liabilities designated at fair value	297,539	271,637
Derivative financial instruments	250,044	289,620
Other financial liabilities	7,699	9,156
Total financial liabilities	1,395,744	1,437,402
Other liabilities	9,879	7,037
Total liabilities	1,405,623	1,444,439	£ 1,314,200
Not more than one month
Assets
Cash and balances at central banks	224,634	256,351
Cash collateral and settlement balances	61,837	62,295
Loans and advances at amortised cost	22,457	22,581
Debt securities at amortised cost	3	0
Reverse repurchase agreements and other similar secured lending	1,435	442
Trading portfolio assets	174,605	133,813
Financial assets at fair value through the income statement	158,213	158,699
Derivative financial instruments	254,655	301,679
Financial assets at fair value through other comprehensive income	1,789	2,908
Other financial assets	2,122	1,561
Total financial assets	901,750	940,329
Liabilities
Deposits at amortised cost	440,122	477,022
Cash collateral and settlement balances	65,227	68,930
Repurchase agreements and other similar secured borrowing	12,164	9,419
Debt securities in issue	5,535	9,621
Subordinated liabilities	0	0
Trading portfolio liabilities	58,669	72,924
Financial liabilities designated at fair value	180,554	171,096
Derivative financial instruments	249,481	288,582
Other financial liabilities	6,492	7,841
Total financial liabilities	1,018,244	1,105,435
Over one month but not more than three months
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	47,052	50,302
Loans and advances at amortised cost	5,907	6,644
Debt securities at amortised cost	4,779	1,258
Reverse repurchase agreements and other similar secured lending	0	333
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	17,761	21,016
Derivative financial instruments	100	22
Financial assets at fair value through other comprehensive income	2,421	3,533
Other financial assets	26	49
Total financial assets	78,046	83,157
Liabilities
Deposits at amortised cost	36,812	29,790
Cash collateral and settlement balances	28,857	27,997
Repurchase agreements and other similar secured borrowing	12,433	399
Debt securities in issue	17,004	23,488
Subordinated liabilities	121	17
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	31,587	26,481
Derivative financial instruments	21	36
Other financial liabilities	265	48
Total financial liabilities	127,100	108,256
Over three months but not more than six months
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	9,929	9,104
Debt securities at amortised cost	579	612
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	6,214	6,771
Derivative financial instruments	91	66
Financial assets at fair value through other comprehensive income	365	4,535
Other financial assets	36	0
Total financial assets	17,214	21,088
Liabilities
Deposits at amortised cost	22,665	19,388
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	1,307	0
Debt securities in issue	9,949	13,259
Subordinated liabilities	0	0
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	13,867	14,352
Derivative financial instruments	0	63
Other financial liabilities	40	43
Total financial liabilities	47,828	47,105
Over six months but not more than one year
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	16,366	17,663
Debt securities at amortised cost	4,700	2,554
Reverse repurchase agreements and other similar secured lending	34	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	5,902	6,765
Derivative financial instruments	160	70
Financial assets at fair value through other comprehensive income	8,699	3,082
Other financial assets	9	43
Total financial assets	35,870	30,177
Liabilities
Deposits at amortised cost	29,464	13,665
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	247	943
Debt securities in issue	7,286	11,876
Subordinated liabilities	584	262
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	14,579	9,104
Derivative financial instruments	24	7
Other financial liabilities	77	84
Total financial liabilities	52,261	35,941
Over one year but not more than three years
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	50,126	49,259
Debt securities at amortised cost	16,626	14,856
Reverse repurchase agreements and other similar secured lending	1,123	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	11,119	11,413
Derivative financial instruments	1,070	462
Financial assets at fair value through other comprehensive income	12,424	16,766
Other financial assets	1	0
Total financial assets	92,489	92,756
Liabilities
Deposits at amortised cost	7,691	4,590
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	8,279	6,139
Debt securities in issue	17,558	16,252
Subordinated liabilities	1,987	1,181
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	23,469	24,548
Derivative financial instruments	82	262
Other financial liabilities	266	409
Total financial liabilities	59,332	53,381
Over three years but not more than five years
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	33,340	43,551
Debt securities at amortised cost	12,113	12,968
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	2,966	3,292
Derivative financial instruments	533	44
Financial assets at fair value through other comprehensive income	17,179	16,418
Other financial assets	1	1
Total financial assets	66,132	76,274
Liabilities
Deposits at amortised cost	1,321	499
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	7,092	10,069
Debt securities in issue	12,079	14,808
Subordinated liabilities	1,554	1,987
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	13,994	8,528
Derivative financial instruments	64	273
Other financial liabilities	182	247
Total financial liabilities	36,286	36,411
Over five years
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	204,622	204,490
Debt securities at amortised cost	17,949	13,239
Reverse repurchase agreements and other similar secured lending	2	1
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	4,476	5,612
Derivative financial instruments	227	37
Financial assets at fair value through other comprehensive income	28,959	17,820
Other financial assets	2	2
Total financial assets	256,237	241,201
Liabilities
Deposits at amortised cost	714	828
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	79	83
Debt securities in issue	27,414	23,577
Subordinated liabilities	6,248	7,976
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	19,489	17,528
Derivative financial instruments	372	397
Other financial liabilities	377	484
Total financial liabilities	£ 54,693	£ 50,873